Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0001997389
Registrant Name	Innovative Digital Investors Acquisition Corp.
Registration File Number	333-287670
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES